July 29, 2002


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:	Division of Investment Management

	RE: Merrill Lynch Balanced Capital Fund, Inc.
Post-Effective Amendment No. 40 to the Registration Statement on
 Form N-1A (Securities Act File No. 002-49007, Investment Company
 Act No. 811-2405)

Ladies and Gentlemen:


Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch Balanced Capital Fund, Inc.
 (the "Fund") hereby certifies that:

(1)	the form of Prospectus and Statement of Additional
Information that would have  been filed pursuant to Rule
 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 40 to the
 Fund's Registration Statement on Form N-1A: and

(2)	the text of Post-Effective Amendment No. 40 to the
Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange
 Commission on July 24, 2002.

Very truly yours,

Merrill Lynch Balanced Capital Fund, Inc.




/s/______________________
Susan B. Baker
Secretary